Provisions (Schedule of Composition of Provisions) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Balance	₪ 112	₪ 138
Provisions made during the year	33	27
Provisions reversed during the year	(20)	(53)
Balance	125	112
Non-current	20	21
Current	105	91
Dismantling and restoring sites [Member]
Disclosure of other provisions [line items]
Balance	21	30
Provisions made during the year		2
Provisions reversed during the year	(1)	(11)
Balance	20	21
Non-current	20
Current
Litigations [Member]
Disclosure of other provisions [line items]
Balance	49	60
Provisions made during the year	21	14
Provisions reversed during the year	(7)	(25)
Balance	63	49
Non-current
Current	63
Other contractual obligations [Member]
Disclosure of other provisions [line items]
Balance	42	48
Provisions made during the year	12	11
Provisions reversed during the year	(12)	(17)
Balance	42	₪ 42
Non-current
Current	₪ 42